Borrowings - Summary of Breakdown of Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 269,033		€ 213,128
Euribor Floored Rate	0.00%
Renewed facility
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)	3.90%
Borrowings	€ 269,033		0
Borrowings, adjustment to interest rate basis	3.90%
Renewed facility | Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)	3.90%
Renewed facility | Borrowings | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)	0.20%
Senior debt
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)	5.00%	5.00%
Borrowings	€ 0		112,935
Borrowings, adjustment to interest rate basis	5.00%
Senior debt | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)		0.25%
Shareholder loans
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 0		100,193
Borrowings, adjustment to interest rate basis	9.00%
Shareholder loans | Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 0		8,129
Shareholder loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)	0.10%
Borrowings	€ 0		€ 0
Euribor Floored Rate	0.00%
Borrowings, adjustment to interest rate basis	0.10%